Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Sep. 30, 2022	Mar. 31, 2022
Derivative [Line Items]
Notional amounts of derivatives	¥ 1,908.9	¥ 1,657.3
Interest rate contracts
Derivative [Line Items]
Notional amounts of derivatives	1,595.8	1,391.8
Foreign exchange contracts
Derivative [Line Items]
Notional amounts of derivatives	291.3	245.0
Equity contracts
Derivative [Line Items]
Notional amounts of derivatives	6.7	7.4
Commodity contracts
Derivative [Line Items]
Notional amounts of derivatives	0.1	0.1
Credit derivatives
Derivative [Line Items]
Notional amounts of derivatives	11.4	9.8
Other
Derivative [Line Items]
Notional amounts of derivatives	¥ 3.6	¥ 3.2